Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$453,489.43

Principal:
Principal Collections	$10,394,194.72
Prepayments in Full	$3,618,164.93
Liquidation Proceeds	$54,807.06
Recoveries	$97,133.61
Sub Total	$14,164,300.32
Collections	$14,617,789.75

Purchase Amounts:
Purchase Amounts Related to Principal	$93,898.74
Purchase Amounts Related to Interest	$231.70
Sub Total	$94,130.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,711,920.19

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	41
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,711,920.19
Servicing Fee	$212,063.46	$212,063.46	$0.00	$0.00	$14,499,856.73
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,499,856.73
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,499,856.73
Interest - Class A-3 Notes	$3,114.21	$3,114.21	$0.00	$0.00	$14,496,742.52
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$14,441,617.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,441,617.52
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$14,418,593.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,418,593.35
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$14,400,388.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,400,388.68
Regular Principal Payment	$12,999,147.84	$12,999,147.84	$0.00	$0.00	$1,401,240.84
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,401,240.84
Residual Released to Depositor	$0.00	$1,401,240.84	$0.00	$0.00	$0.00

Total		$14,711,920.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,999,147.84
Total					$12,999,147.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$12,456,841.84	$27.37	$3,114.21	$0.01	$12,459,956.05	$27.38
Class A-4 Notes	$542,306.00	$4.02	$55,125.00	$0.41	$597,431.00	$4.43
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$12,999,147.84	$9.88	$99,468.05	$0.08	$13,098,615.89	$9.96

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$12,456,841.84	0.0273741	$0.00	0.0000000
Class A-4 Notes	$135,000,000.00	1.0000000	$134,457,694.00	0.9959829
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$213,246,841.84	0.1620565	$200,247,694.00	0.1521778

Pool Information
Weighted Average APR	2.277%	2.272%
Weighted Average Remaining Term	26.20	25.38
Number of Receivables Outstanding	17,814	17,403
Pool Balance	$254,476,156.15	$240,177,861.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$240,091,930.61	$226,878,308.35
Pool Factor	0.1797784	0.1696772

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$13,299,552.76
Targeted Overcollateralization Amount	$39,930,167.11
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$39,930,167.11

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		29	$137,229.59
(Recoveries)		55	$97,133.61
Net Loss for Current Collection Period			$40,095.98
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1891%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3735%
Second Prior Collection Period			0.3599%
Prior Collection Period			0.5939%
Current Collection Period			0.1945%
Four Month Average (Current and Prior Three Collection Periods)			0.3805%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,745	$6,062,734.77
(Cumulative Recoveries)			$1,557,433.53
Cumulative Net Loss for All Collection Periods			$4,505,301.24
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3183%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,474.35
Average Net Loss for Receivables that have experienced a Realized Loss			$2,581.83

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.68%	209	$4,026,139.72
61-90 Days Delinquent	0.25%	31	$602,803.83
91-120 Days Delinquent	0.09%	9	$215,674.34
Over 120 Days Delinquent	0.13%	10	$307,407.77
Total Delinquent Receivables	2.15%	259	$5,152,025.66

Repossession Inventory:
Repossessed in the Current Collection Period		11	$203,152.02
Total Repossessed Inventory		17	$307,998.70

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2955%
Prior Collection Period			0.2863%
Current Collection Period			0.2873%
Three Month Average			0.2897%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4688%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	41

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	54	$1,054,024.82
2 Months Extended	84	$1,738,986.50
3+ Months Extended	22	$426,592.20

Total Receivables Extended	160	$3,219,603.52

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer